Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	HC CAPITAL TRUST
Central Index Key	0000934563
Amendment Flag	false
Document Creation Date	Aug. 22, 2013
Document Effective Date	Aug. 22, 2013
Prospectus Date	Nov. 01, 2012